DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed profits of foreign subsidiaries	$ 5,861
Deferred tax assets	259	$ 1,069
Deferred tax assets expected to be realized in more than one year	242
Deferred tax liabilities	1,236	1,245
Deferred tax liabilities expected to be realized in more than one year	1,211
Unused tax losses, net	8,327
Deductible temporary differences for which no deferred tax asset is recognised	3,043	2,449
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,087	388
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,843
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	435
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	107
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	590
After 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	3,483
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,869
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	211
Deferred tax liability on undistributed earnings	47
Subsidiaries | Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83	98
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,134	690
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	447	452
Alternative minimum tax (“AMT”) credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	37	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12	21
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,462	$ 0